United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/17

Date of Reporting Period: Quarter ended 05/31/17

Item 1.	Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—43.9%
		Basic Industry - Chemicals—0.1%
$50,000		RPM International, Inc., 6.50%, 2/15/2018	$51,716
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	109,103
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,137
		TOTAL	171,956
		Basic Industry - Metals & Mining—1.2%
500,000		Alcoa Corp., 5.87%, 2/23/2022	548,750
785,000		Alcoa Corp., Sr. Unsecd. Note, 5.40%, 4/15/2021	848,185
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	745,500
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,584
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,005,781
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	450,088
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	509,396
		TOTAL	4,160,284
		Basic Industry - Paper—0.4%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,340,066
		Capital Goods - Aerospace & Defense—0.5%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	963,244
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,682
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.917%, 2/15/2042	34,100
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	519,695
		TOTAL	1,542,721
		Capital Goods - Building Materials—0.6%
1,250,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.75%, 12/1/2021	1,313,538
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	706,625
		TOTAL	2,020,163
		Capital Goods - Diversified Manufacturing—0.9%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,457
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,725
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	159,676
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,249,930
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	53,057
365,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	365,936
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,024,946
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	74,472
		TOTAL	2,954,199
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,956
		Capital Goods - Packaging—0.1%
250,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	264,122
		Communications - Cable & Satellite—0.5%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	187,218
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,604,029
		TOTAL	1,791,247
		Communications - Media & Entertainment—0.6%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	206,959

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	$403,348
325,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.80%, 3/13/2024	325,792
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	971,362
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	131,678
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	106,717
		TOTAL	2,145,856
		Communications - Telecom Wireless—0.6%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	204,745
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	813,016
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	445,665
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	555,736
		TOTAL	2,019,162
		Communications - Telecom Wirelines—1.7%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.75%, 1/15/2018	2,003,234
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.20%, 3/1/2022	866,642
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	64,500
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	100,691
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	999,297
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,024,279
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	503,347
		TOTAL	5,561,990
		Consumer Cyclical - Automotive—2.5%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	150,325
1,250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	1,254,620
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	1,010,243
500,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.00%, 6/12/2017	500,157
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,009,918
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	508,345
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	777,675
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	252,394
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	803,988
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,013,797
		TOTAL	8,281,462
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	677,031
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,283
		TOTAL	753,314
		Consumer Cyclical - Retailers—0.6%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	534,202
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	318,049
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,275,839
		TOTAL	2,128,090
		Consumer Cyclical - Services—0.9%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,258,206
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	550,824
1,250,000		Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	1,261,732
		TOTAL	3,070,762
		Consumer Non-Cyclical - Food/Beverage—1.5%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	319,544

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	$1,000,497
1,230,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	1,214,218
660,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	644,797
700,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	707,361
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	649,002
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	513,607
		TOTAL	5,049,026
		Consumer Non-Cyclical - Health Care—1.1%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	757,597
1,625,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	1,629,157
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	146,344
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,290,874
		TOTAL	3,823,972
		Consumer Non-Cyclical - Pharmaceuticals—2.4%
1,500,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	1,524,741
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,265,650
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	1,022,441
730,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	747,090
1,250,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,279,395
1,080,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	1,073,921
1,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	981,334
		TOTAL	7,894,572
		Consumer Non-Cyclical - Products—0.2%
420,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	433,637
260,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	259,410
		TOTAL	693,047
		Consumer Non-Cyclical - Supermarkets—0.0%
100,000		Kroger Co., Note, 6.80%, 12/15/2018	107,488
		Consumer Non-Cyclical - Tobacco—0.2%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	17,295
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	51,941
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	697,136
		TOTAL	766,372
		Energy - Independent—0.8%
500,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	537,380
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	934,807
840,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	844,086
250,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	250,062
		TOTAL	2,566,335
		Energy - Integrated—1.5%
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	534,409
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	617,344
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	925,018
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	2,010,000
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	769,837
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	101,300
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	127,813
		TOTAL	5,085,721

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.5%
$225,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	$230,369
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	160,501
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	506,523
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	55,386
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	55,905
750,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	776,625
		TOTAL	1,785,309
		Energy - Oil Field Services—0.8%
1,400,000		Halliburton Co., Sr. Unsecd. Note, 3.80%, 11/15/2025	1,447,681
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	283,250
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	506,250
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	301,500
		TOTAL	2,538,681
		Energy - Refining—0.3%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	109,191
600,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.886%, 4/15/2020	600,995
200,000		Valero Energy Corp., 9.375%, 3/15/2019	225,313
		TOTAL	935,499
		Financial Institution - Banking—9.5%
143,000		American Express Co., 2.65%, 12/2/2022	143,530
1,500,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	1,517,647
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	939,540
2,000,000		BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,000,514
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	337,793
980,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	995,435
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,002,615
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	554,052
725,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	735,427
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,110,306
2,000,000		Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,000,234
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,694
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,214,635
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	301,922
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	54,731
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	746,234
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	420,216
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.55%, 5/13/2021	251,165
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	667,189
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	109,242
600,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	600,087
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	518,406
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	276,028
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,272,229
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,000,326
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,162,079
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	351,449
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,422
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	204,157
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,299,662

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	$107,909
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	737,667
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,356
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,505,983
165,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.553%, 10/24/2023	167,838
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,157,208
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	524,531
1,000,000		PNC Bank N.A., Series MTN, 2.15%, 4/29/2021	997,554
700,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	707,870
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	760,891
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.402%, 10/31/2023	763,643
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	1,499,334
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	379,204
		TOTAL	31,851,954
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
1,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	1,025,325
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	940,653
		TOTAL	1,965,978
		Financial Institution - Finance Companies—0.6%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	439,706
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,252,068
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	409,270
		TOTAL	2,101,044
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	77,324
		Financial Institution - Insurance - Life—1.8%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	529,554
1,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,651,654
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,132,880
1,000,000	[1,2]	Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	989,684
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	159,189
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,017,766
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	517,244
		TOTAL	5,997,971
		Financial Institution - Insurance - P&C—1.3%
720,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	728,155
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	392,249
800,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	806,183
50,000		Chubb Ltd., Sr. Unsecd. Note, 5.75%, 5/15/2018	51,998
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,116,860
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	828,650
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	537,651
		TOTAL	4,461,746
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	154,920
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	713,160
		TOTAL	868,080
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	268,640

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.1%
$300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	$314,661
		Financial Institution - REIT - Retail—0.1%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	195,291
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	107,226
		TOTAL	302,517
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	517,104
		Technology—3.4%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,130,075
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,022,756
333,000		BMC Software, Inc., 7.25%, 6/1/2018	347,153
870,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 1/15/2022	877,548
490,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.42%, 6/15/2021	516,850
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	627,380
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	255,000
1,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,013,410
1,000,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,020,052
1,300,000		Microsoft Corp., 1.85%, 2/12/2020	1,306,562
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,256,868
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	993,623
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	753,798
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	158,400
		TOTAL	11,279,475
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	192,100
		Transportation - Services—0.8%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	40,679
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	503,518
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,512,217
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	302,543
210,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	212,010
		TOTAL	2,570,967
		Utility - Electric—3.6%
850,000		Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.45%, 3/30/2022	851,392
870,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	884,121
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	599,964
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	978,703
460,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	462,921
930,000	[1,2]	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	930,314
710,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	710,540
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	794,601
410,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	402,358
4,756	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	4,767
460,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	466,747
440,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	442,573
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	253,845
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,282
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	479,980
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,751

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,000,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	$976,510
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,068,828
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	310,402
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,264,156
		TOTAL	12,028,755
		Utility - Natural Gas—0.7%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	111,436
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	633,426
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,219,057
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	253,461
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	84,725
		TOTAL	2,302,105
		TOTAL CORPORATE BONDS (IDENTIFIED COST $144,165,831)	146,607,793
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—2.0%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,311,195
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	423,884
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	188,028
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.963%, 6/10/2046	772,952
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,056,589
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	472,276
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	753,440
174,166		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	181,456
53,396	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	54,595
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	318,642
		TOTAL	6,533,057
		Government Agency—0.0%
94,395		Federal Home Loan Mortgage Corp. REMIC 3397, Class FC, 1.589%, 12/15/2037	95,136
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,592,891)	6,628,193
		MORTGAGE-BACKED SECURITIES—1.5%
		Federal National Mortgage Association—1.5%
3,113,416		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	3,304,478
1,716,644		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	1,777,733
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,041,265)	5,082,211
		U.S. TREASURIES—39.4%
6,242,640		United States Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,281,778
5,205,250		United States Treasury Inflation-Protected Note, 0.125%, 4/15/2020	5,250,009
5,000,000		United States Treasury Note, 0.75%, 8/31/2018	4,971,851
7,500,000		United States Treasury Note, 1.00%, 3/15/2019	7,464,088
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,739,540
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,433,227
11,000,000		United States Treasury Note, 1.125%, 8/31/2021	10,752,500
8,000,000		United States Treasury Note, 1.250%, 3/31/2021	7,892,097
8,500,000		United States Treasury Note, 1.375%, 3/31/2020	8,490,759
7,500,000		United States Treasury Note, 1.375%, 8/31/2020	7,468,154
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,899,089
18,500,000		United States Treasury Note, 1.625%, 12/31/2019	18,618,864

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$6,500,000		United States Treasury Note, 1.625%, 5/31/2023	$6,395,983
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,549,024
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	4,023,386
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	3,044,421
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,541,081
		TOTAL U.S. TREASURIES (IDENTIFIED COST $132,882,237)	131,815,851
		INVESTMENT COMPANIES—13.0%[4]
549,225		Federated Bank Loan Core Fund	5,585,615
10,431,916		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[5]	10,435,046
1,366,348		Federated Mortgage Core Portfolio	13,485,852
857,545		Federated Project and Trade Finance Core Fund	7,880,834
935,550		High Yield Bond Portfolio	6,053,011
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,897,085)	43,440,358
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $332,579,309)[6]	333,574,406
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	544,263
		TOTAL NET ASSETS—100%	$334,118,669
At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[8]United States Treasury Long Bond Short Futures	25	$3,845,313	September 2017	$(38,340)
[8]United States Treasury Notes 10-Year Short Futures	125	$15,787,109	September 2017	$(50,190)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(88,530)
The average notional value of short futures contracts held by the Fund throughout the period was $22,600,828. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $20,920,978, which represented 6.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $20,920,978, which represented 6.3% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.

Transactions involving the affiliated holdings during the period ended May 31, 2017, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Porfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2016	529,896	10,946,020	1,339,140	831,561	893,377	14,539,994
Purchases/Additions	19,329	85,954,929	27,208	25,984	42,173	86,069,623
Sales/Reductions	—	(86,469,033)	—	—	—	(86,469,033)
Balance of Shares Held 5/31/2017	549,225	10,431,916	1,366,348	857,545	935,550	14,140,584
Value	$5,585,615	$10,435,046	$13,485,852	$7,880,834	$6,053,011	$43,440,358
Dividend Income	$196,063	$78,749	$268,537	$240,740	$268,429	$1,052,518

5	7-day net yield.
6	At May 31, 2017, the cost of investments for federal tax purposes was $332,579,309. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $995,097. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,964,207 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,969,110.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$146,607,793	$—	$146,607,793
Collateralized Mortgage Obligations	—	6,628,193	—	6,628,193
Mortgage-Backed Securities	—	5,082,211	—	5,082,211
U.S. Treasuries	—	131,815,851	—	131,815,851
Investment Companies[1]	10,435,046	—	—	43,440,358
TOTAL SECURITIES	$10,435,046	$290,134,048	$—	$333,574,406
Other Financial Instruments:[2]
Liabilities	$(88,530)	$—	$—	$(88,530)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $33,005,312 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017